Fair Value Measurement - FV of Commodity Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Offsetting Derivative Assets [Abstract]
Assets - gross amounts recognized	$ 322	$ 450
Assets - amounts without right of setoff	3	9
Assets - gross amounts	319	441
Assets - gross amounts offset	193	280
Assets - net amounts presented	126	161
Assets - cash collateral	4	0
Assets - net amounts	122	161
Offsetting Derivative Liabilities [Abstract]
Liabilities - gross amounts recognized	311	400
Liabilities - amounts without right of setoff	4	4
Liabilities - gross amounts recognized	307	396
Liabilities - gross amounts offset	193	280
Liabilities - net amounts presented	114	116
Liabilities - cash collateral	12	10
Commodity derivatives, liability	$ 102	$ 106